Income taxes - Deferred (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities
Deferred tax assets before netting	€ 6,568	€ 3,848
Deferred tax liabilities before netting	(3,066)	(2,858)
Netting of deferred tax liabilities	(2,734)	(2,576)
Netting of deferred tax assets	2,734	2,576
Deferred tax assets after netting	3,834	1,272
Deferred tax liabilities after netting	(332)	(282)
Net deferred tax liability (asset)	3,502	990	€ 1,562	€ 4,734
Tax losses carried forward and unused tax credits
Deferred tax assets and liabilities
Deferred tax assets before netting	1,011	794
Undistributed earnings
Deferred tax assets and liabilities
Deferred tax liabilities before netting	(193)	(136)
Intangible assets and property, plant and equipment
Deferred tax assets and liabilities
Deferred tax assets before netting	3,267	1,167
Deferred tax liabilities before netting	(309)	(176)
Right-of-use assets
Deferred tax assets and liabilities
Deferred tax liabilities before netting	(177)	(210)
Defined benefit pension assets
Deferred tax assets and liabilities
Deferred tax liabilities before netting	(1,989)	(2,052)
Other non-current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	66	49
Deferred tax liabilities before netting	(30)	(34)
Inventories
Deferred tax assets and liabilities
Deferred tax assets before netting	216	79
Deferred tax liabilities before netting	(18)	(13)
Other current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	225	152
Deferred tax liabilities before netting	(95)	(81)
Lease liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	176	165
Defined benefit pension and other post-employment liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	925	1,023
Other non-current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	18	1
Provisions
Deferred tax assets and liabilities
Deferred tax assets before netting	311	82
Deferred tax liabilities before netting	(73)	(87)
Other current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	326	300
Deferred tax liabilities before netting	(154)	(55)
Other temporary differences
Deferred tax assets and liabilities
Deferred tax assets before netting	27	36
Deferred tax liabilities before netting	€ (28)	€ (14)